DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
The Group [member] | Statutory position [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 3,366	£ 3,222
Net deferred tax asset	3,366	3,222
The Group [member] | Tax disclosure [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,710	4,738
Deferred tax liabilities	(1,344)	(1,516)
Net deferred tax asset	3,366	3,222
The Bank [member] | Statutory position [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,029	1,984
Net deferred tax asset	2,029	1,984
The Bank [member] | Tax disclosure [member]
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	2,715	2,732
Deferred tax liabilities	(686)	(748)
Net deferred tax asset	£ 2,029	£ 1,984